Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subordinated liabilities [Line Items]
Year of maturity	2044
Subordinated borrowings	€ 2,194	€ 2,085	€ 2,207
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings	2,438	2,351
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	1,396	1,345
Fair value of subordinated borrowings	€ 1,567	1,517
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 698	697
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 698	698
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 697	648
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 697	648
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.10%
Coupon date	Quarterly, March 15
Year of issue	2019
Year of maturity	2049
Year of next call	2024
Subordinated borrowings	€ 798	€ 740